Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation and Human Capital Committee
approves equity awards for our NEOs on or before the
date of grant, and it is the Compensation and Human
Capital Committee’s general practice to approve annual
equity awards in February of each year. On occasion,
equity awards may be granted outside of our annual
grant cycle for new hires, promotions, retention, or other
purposes. Generally, the date of grant for equity awarded
to our NEOs is during an open quarterly trading window
period under the Insider Trading Policy or when the
Company otherwise has no material non-public
information. The Company does not permit the timed
disclosure of material non-public information for the
purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation and Human Capital Committee
approves equity awards for our NEOs on or before the
date of grant, and it is the Compensation and Human
Capital Committee’s general practice to approve annual
equity awards in February of each year. On occasion,
equity awards may be granted outside of our annual
grant cycle for new hires, promotions, retention, or other
purposes. Generally, the date of grant for equity awarded
to our NEOs is during an open quarterly trading window
period under the Insider Trading Policy or when the
Company otherwise has no material non-public
information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false